Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Related Party Transactions
22. RELATED PARTY TRANSACTIONS
The Group’s related parties include its ultimate parent company Kinetik, key management personnel and any subsidiaries or entities under significant influence of Kinetik. Transactions between the Group entities which have been eliminated on consolidation are not disclosed.

The following transactions were carried out with related parties:

In thousands of euro	Transactions for the year			Balance outstanding
Related party	2020	2019	2018	December 31, 2020	December 31, 2019
Arrival Management Systems LLC	(10)	(256)		—	(53)
Arrival Solutions LLC	4	(30)		5	(26)
Shishkov Rodion	—	62	123	—	64
Studio S.à r.l.	—	—	(1,690)
K Cybernation S.à r.l.	—	(3,297)		—	—
K Robolife S.à r.l.	(66)	(65,649)		—	—
Kinetik S.à r.l.	(23,959)	(150,909)	(44,553)	—	—
Charge Cars Ltd	294	(39)	165	—	—
Smart Space LLC		(386)	(152)
Smekalka LLC	(299)	—		—	—
Experiment X Ltd			(66)
Happy Electron Ltd			(127)
Cybernation Ltd			(60)
Remy Robotics LLC	31	36		—	—
Denis Sverdlov			195
As described in note 13, Kinetik has contributed part of the shares it owned in Arrival Luxembourg S.à r.l. to the Company having a total nominal value of EUR 12,500,000 as well as contributing EUR 57,000 to the share premium of the Company without the issuance of any shares. During the year Kinetik provided loans to Arrival for a total amount of EUR 11,402,000 (see note 15).

In thousands of euro	Transactions for the year
Key Management personnel	2020	2019	2018
Wages and salaries	2,937	2,903	2,924
Social contributions	334	561	372
Other benefits	48	1	—
Other earnings	—	34	—
RSP loans	13,700	—	—
SOP expense	3,141	—	—
The related party transactions relate mainly to acquisition of fixed assets, acquisition of entities, contributions from the ultimate business owner and consulting services.
In October 2020, the Group has provided loans to the following executives:

Name	Nominal Amount	Fair Value of December 31, (see note 10A.iii)
In thousands of euro
Tim Holbrow	600	426
Avinash Rugoobur	3,000	2,130
Mike Ableson	1,500	978
Daniel Chin	1,000	710

Total	6,100	4,244